LVIP Delaware Growth and Income Fund
LVIP Delaware Growth and Income Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Delaware Growth and Income Fund (the “Fund”) is to maximize long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Delaware Growth and Income Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Delaware Growth and Income Fund	Standard Class	Service Class
Management Fee	0.35%	0.35%
Distribution and/or Service (12b-1) fees	none	0.35%
Other Expenses	0.06%	0.06%
Total Annual Fund Operating Expenses	0.41%	0.76%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Delaware Growth and Income Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	42	132	230	518
Service Class	78	243	422	942

Expense Example, No Redemption LVIP Delaware Growth and Income Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	42	132	230	518
Service Class	78	243	422	942

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing in a diversified portfolio of stocks primarily of large-sized U.S. companies with market capitalizations, at the time of purchase, similar to the market capitalization of companies in the Russell 1000® Index. The market capitalization range of the Russell 1000 Index was $1.4 billion to $540.2 billion as of May 31, 2012, the index reconstitution date. The Fund will also place some emphasis on stocks of medium-sized companies.

The Fund's management style focuses on seeking growth companies at a reasonable price by blending:
  a growth oriented management style, which seeks companies with earnings and/or revenue that are growing equal to or faster than the industry average; and
  a value oriented management style, which seeks companies within an industry with current stock prices that do not reflect the stocks' true worth; and are believed to be undervalued in the market relative to the companies' industry peers.
The sub-adviser has access to research and proprietary technical models and will apply quantitative and qualitative analysis in determining the appropriate allocations among categories of issuers and types of securities.

The companies sought typically have a long history of profit growth and dividend payment, and a reputation for quality management, products and services.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Medium-Cap Companies Risk. Securities issued by medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to, among other things, the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources.
  Growth Stocks Risk. Growth stocks, due to their relatively high valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their estimated value, and may even go down in price.
  Income Stocks Risk. Income from stocks may be reduced by changes in the dividend policies of companies and the capital resources available for such payments at such companies. Depending upon market conditions, income producing common stock may not be widely available and/or may be highly concentrated in only a few market sectors, thereby limiting the ability to produce current income.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 15.83%.

The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (21.32%).
Average Annual Total Returns For periods ended 12/31/12
Average Annual Total Returns LVIP Delaware Growth and Income Fund	1 year	5 years	10 years	Life of class		Inception Date
Standard Class	15.32%	1.09%	6.79%
Standard Class Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	16.42%	1.91%	7.51%
Service Class	14.92%	0.73%		4.63%	[1]	May 19, 2004
Service Class Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	16.42%	1.91%		5.72%	[1]	May 19, 2004
[1]	Since May 19, 2004.